Business combinations (Details 7 - Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business combinations
Acquisition costs for completed and announced acquisitions	€ 1	€ 67	€ 40
Transaction costs accounted through equity for the share issuance related to business combination		31	33
Consideration paid in relation to business combination, net of cash acquired	(128)	(113)	489
Grubhub Acquisition
Business combinations
Cash acquired in relation to business combination	175
Consideration paid in relation to business combination, net of cash acquired	0
Bistro Acquisition
Business combinations
Cash acquired in relation to business combination	€ 47
Just Eat Acquisition
Business combinations
Cash acquired in relation to business combination		€ 113
Share issue related cost for accelerated bookbuild offering			12
Delivery Hero Acquisition
Business combinations
Cash acquired in relation to business combination			€ 490